Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 7,462,000	$ 9,747,000		$ 7,864,000
Foreign exchange gains and losses related to hedges of euro	938,000	(2,638,000)	[1]	68,000	[1]
Expenses related to the change in fair value of the convertible debt embedded derivative	(3,848,000)	13,129,000	[2]	0	[2]
Impact of debt reimbursement	5,177,000	0	[1]	0	[1]
Convertible debt amendments (Note 14.1)	0	1,399,000		0
Receivables from taxes other than income tax	5,769,000
Research Tax Credit 2021
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax	5,656,000
Research Tax Credit 2020
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax	113,000
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 7,334,000	$ 9,554,000		$ 7,732,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2